SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investments held in Trust Account (Q2) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments held in Trust Account [Abstract]
Investments held in Trust Account	$ 68,615,845	$ 285,581,779	$ 281,521,183